Short-term Borrowings	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Short-term Borrowings
Short-term Borrowings

Short-term borrowings consist of one borrowing facility. The Bank has a line of credit commitment from the FHLB for borrowings and letters of credit up to $687.5 million and certain qualifying assets of the Bank collateralize the line. There was $277.8 million outstanding with a weighted-average interest rate of 0.24% at December 31, 2013 and $113.2 million outstanding with a weighted-average interest rate of 0.22% at December 31, 2012 on this line of credit. In addition there was $75.1 million and $35.1 million of letters of credit outstanding at December 31, 2013 and December 31, 2012, respectively. At December 31, 2013, $510.9 million of loans collateralized the outstanding balance and the letters of credit. In addition, the Bank has available a $15.0 million federal funds line of credit with one correspondent bank and a $20.0 million federal funds line of credit with another correspondent bank. As of December 31, 2013 and 2012, the outstanding balance on both of these lines was $0 .